Allowance for Probable Loan Losses (By Loan Class) (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Allowance for probable loan losses
Balance at the beginning of the period		$ 66,988	$ 66,988	$ 64,828	$ 70,161
Losses charged to allowance			(35,901)	(27,125)	(23,465)
Recoveries credited to allowance			13,715	4,880	3,709
Net (losses) recoveries charged to allowance			(22,186)	(22,245)	(19,756)
Provision charged to operations			19,859	24,405	14,423
Balance at the end of the period			$ 64,661	66,988	64,828
Number of large recoveries | item			2
Watch - List Impaired
Allowance for probable loan losses
Losses charged to allowance			$ (19,400)
Commercial
Allowance for probable loan losses
Balance at the beginning of the period		21,431	21,431	22,352	22,433
Losses charged to allowance			(32,959)	(24,802)	(19,110)
Recoveries credited to allowance		4,400	7,110	3,135	2,979
Net (losses) recoveries charged to allowance			(25,849)	(21,667)	(16,131)
Provision charged to operations			30,067	20,746	16,050
Balance at the end of the period			25,649	21,431	22,352
Commercial | Transportation Equipment
Allowance for probable loan losses
Losses charged to allowance				(13,500)	(8,500)
Commercial Real Estate: Other Construction and Land Development
Allowance for probable loan losses
Balance at the beginning of the period		13,920	13,920	12,955	12,541
Losses charged to allowance			(16)	(695)	(680)
Recoveries credited to allowance	$ 6,000		6,099	141	72
Net (losses) recoveries charged to allowance			6,083	(554)	(608)
Provision charged to operations			(6,114)	1,519	1,022
Balance at the end of the period			13,889	13,920	12,955
Commercial Real Estate: Farmland & Commercial
Allowance for probable loan losses
Balance at the beginning of the period		19,769	19,769	18,683	24,467
Losses charged to allowance			(1,890)	(492)	(1,893)
Recoveries credited to allowance			119	963	107
Net (losses) recoveries charged to allowance			(1,771)	471	(1,786)
Provision charged to operations			(1,267)	615	(3,998)
Balance at the end of the period			16,731	19,769	18,683
Commercial Real Estate: Multifamily
Allowance for probable loan losses
Balance at the beginning of the period		1,248	1,248	846	776
Losses charged to allowance			(180)
Net (losses) recoveries charged to allowance			(180)
Provision charged to operations			(262)	402	70
Balance at the end of the period			806	1,248	846
Residential First Lien
Allowance for probable loan losses
Balance at the beginning of the period		3,509	3,509	3,589	3,812
Losses charged to allowance			(70)	(157)	(351)
Recoveries credited to allowance			21	30	49
Net (losses) recoveries charged to allowance			(49)	(127)	(302)
Provision charged to operations			(1,005)	47	79
Balance at the end of the period			2,455	3,509	3,589
Residential Junior Lien
Allowance for probable loan losses
Balance at the beginning of the period		5,321	5,321	4,683	4,249
Losses charged to allowance			(331)	(275)	(661)
Recoveries credited to allowance			278	431	242
Net (losses) recoveries charged to allowance			(53)	156	(419)
Provision charged to operations			(1,552)	482	853
Balance at the end of the period			3,716	5,321	4,683
Consumer
Allowance for probable loan losses
Balance at the beginning of the period		638	638	660	750
Losses charged to allowance			(414)	(704)	(719)
Recoveries credited to allowance			69	170	210
Net (losses) recoveries charged to allowance			(345)	(534)	(509)
Provision charged to operations			238	512	419
Balance at the end of the period			531	638	660
Foreign
Allowance for probable loan losses
Balance at the beginning of the period		$ 1,152	1,152	1,060	1,133
Losses charged to allowance			(41)		(51)
Recoveries credited to allowance			19	10	50
Net (losses) recoveries charged to allowance			(22)	10	(1)
Provision charged to operations			(246)	82	(72)
Balance at the end of the period			$ 884	$ 1,152	$ 1,060